Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Income Tax Disclosure [Line Items]
Income Tax
9.
Income taxes

Provision for income taxes in the six months ended June 30, 2024 and 2023 was not material. The effective tax rate was 0.5% and 0.4% for the six months ended June 30, 2024 and 2023, respectively. The effective tax rates differ significantly from the statutory tax rate of 25%, primarily due to the Company’s valuation allowance movement in each period presented.

16.
Income taxes

The Company files its primary tax return in the United Kingdom (“the UK”). Its subsidiaries file income tax returns in the US, Spain, India and Taiwan. The income taxes of the Company are presented on a separate return basis for each tax-paying entity.

The components of our loss (income) before income taxes are as follows:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
UK	$29,427,631	$107,945,740
US	994,933	634,526
Spain	298,927	381,321
India	(92,982)	(300,433)
Taiwan	44,181	2,051,794
Total	30,672,980	110,712,948

Current Income tax expense (benefit) consists of:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Taiwan	—	10,639
India	63,408	28,126
Total	63,408	38,765

Income tax benefit attributable to our loss before income taxes differs from the amounts computed using the applicable income tax rate as a result of the following factors:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Loss before income taxes	$(30,672,690)	$(110,712,948)
Income tax benefit at statutory tax rates (a)	7,208,082	21,035,460
Effect of:
Non-deductible or non-taxable foreign currency exchange results	(88,195)	(214,299)
International rate differences (b)	(9,845)	282,884
Non-deductible expenses	(2,050,426)	(14,818,455)
Change in valuation allowance	(4,996,208)	(6,246,825)
Income tax expense	63,408	38,765

(a)
The statutory or “expected” tax rates are the U.K. rates of 23.5% for 2023 and 19.0% for 2022 and 2021. The 2023 statutory rate represents that blended rate in effect for the year ended December 31, 2023 based on the 19.0% statutory rate that was in effect for the first quarter of 2023 and the 25.0% statutory rate that was in effect for the remainder of 2023.
(b)
Amounts reflect adjustments (either a benefit or expense) to the “expected” tax expense for statutory rates in jurisdictions in which we operate outside of the UK.

The Company and its subsidiaries are liable to income taxes in their respective jurisdiction. The Company has unused tax losses as follows as at December 31, 2023:

Subsidiaries in Jurisdiction	Tax loss carryforward	Expiration date
UK (1)	191,771,010	(1)
US	5,542,459	Indefinite
Spain	844,411	Indefinite
India	—	N/A
Taiwan	2,359,658	10 years

(1)
Tax losses carried forward in Rezolve Limited will not be transferred to Rezolve AI Limited in the Demerger. As a result, all tax losses previously created in the UK will be lost upon completion of the Demerger.
(2)
The Company has created a valuation allowance against the deferred tax asset resulting from such losses due to the Company’s history of past losses and lack of conclusive evidence to support the view that sufficient taxable profit will be generated in the future by the operating entities to offset such losses.

The changes in our unrecognized tax benefits for the indicated periods are summarized below:

	2023	2022
	(as restated)	(as restated)
Balance at January 1	$24,388,433	$11,811,695
Effect of rate changes	—	—
Additions based on tax positions related to current year	6,882,336	13,857,760
Foreign currency translation	2,483,300	(1,281,022)
Balance at December 31	33,754,069	24,388,433

No assurance can be given that any of these tax benefits will be recognized or realized.

During 2024, we do not expect any material reductions to our unrecognized tax benefits related to tax positions taken as of December 31, 2023. No assurance can be given as to the nature or impact of any changes in our unrecognized tax positions during 2023.

The tax effects of temporary differences that give rise to the significant portions of our deferred tax assets and liabilities are presented below:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Deferred tax assets:
Net operating loss and other carryforwards	$33,754,069	$24,388,433
PP&E	—	2,661
Short-term debt	1,556,454	174,267
Share-based payment liability	327,757	294,404
Convertible debt	8,110,222	6,325,677
Deferred tax assets	43,748,501	31,185,442
Valuation allowance	(43,748,501)	(31,185,442)
Deferred tax assets, net of valuation allowance	—	—

The Company files income tax returns as prescribed by the tax laws of its operating jurisdictions. In the normal course of business, the Company is subject to examination by tax authorities. In connection with such reviews, disputes could arise with the taxing authorities over the interpretation or application of certain income tax rules related to our business in that tax jurisdiction. Such disputes may result in future tax and interest and penalty assessments by these taxing authorities. The ultimate resolution of tax contingencies will take place upon the earlier of (i) the settlement date with the applicable taxing authorities in either cash or agreement of income tax positions or (ii) the date when the tax authorities are statutorily prohibited from adjusting the Company’s tax computations.

The Company has not recognized any uncertain tax position for the year ended December 31, 2023 and December 31, 2022, respectively.

Armada Acquisition Corp I [Member]
Income Tax Disclosure [Line Items]
Income Tax

Note 7 — Income Tax

The Company’s net deferred tax assets are as follows:

	September 30,
	2023	2022
Deferred tax asset
Organizational costs/Startup expenses	$504,667	$351,592
Stock-based compensation	129,350	83,517
Total deferred tax asset	634,017	435,209
Valuation allowance	(634,017)	(435,209)
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	September 30,
	2023	2022
Federal
Current	$615,284	$145,621
Deferred	(198,808)	(336,741)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	198,808	336,741
Income tax provision	$615,284	$145,621

As of September 30, 2023 and 2022, the Company had $0 of U.S. federal net operating loss carryovers, which do not expire, and no state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance at September 30, 2023. For the years ended September 30, 2023 and 2022, the change in the valuation allowance was $198,808 and $336,741, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at September 30, 2023 and 2022 are as follows:

	September 30,
	2023	2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Prior year true up	0.99%	—
Business combination expenses	119.13%	(15.50)%
Change in valuation allowance	67.40%	(9.70)%
Income tax provision	207.49%	(4.25)%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.